United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	April 9, 2009

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total:	117873 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      668    13440 SH       Sole                     3175             10265
AT&T Corp.                     COM              00206R102      542    21504 SH       Sole                     1272             20232
Abbott Laboratories            COM              002824100     1026    21518 SH       Sole                                      21518
Alcoa Inc.                     COM              013817101     1504   204850 SH       Sole                    23900            180950
American Int'l Group           COM              026874107       14    13597 SH       Sole                                      13597
Anadarko Petroleum             COM              032511107     4073   104725 SH       Sole                    15600             89125
Atmos Energy                   COM              049560105     1635    70700 SH       Sole                                      70700
Automatic Data Proc            COM              053015103      260     7400 SH       Sole                                       7400
AvalonBay Communities          COM              053484101      270     5732 SH       Sole                     1823              3909
Avery Dennison                 COM              053611109      480    21500 SH       Sole                     2500             19000
BHP Billiton LTD ADR           COM              088606108     2533    56800 SH       Sole                     5400             51400
BP Amoco PLC ADR               COM              055622104      418    10420 SH       Sole                     5394              5026
Barrick Gold Corp              COM              067901108     6407   197614 SH       Sole                    23714            173900
Baxter Int'l                   COM              071813109      369     7200 SH       Sole                     7200
Berkshire Hathaway CL B        COM              084670207     1354      480 SH       Sole                      107               373
CVS/Caremark Corp.             COM              126650100     4511   164080 SH       Sole                    28400            135680
Chevron Corp.                  COM              166764100      672    10000 SH       Sole                                      10000
Cintas Corp                    COM              172908105      305    12325 SH       Sole                                      12325
Cisco Systems                  COM              17275R102      681    40600 SH       Sole                     3800             36800
Colgate Palmolive              COM              194162103      739    12528 SH       Sole                     4303              8225
Conocophillips                 COM              20825C104     1494    38150 SH       Sole                     2500             35650
Consol Edison Co.              COM              209115104      290     7325 SH       Sole                                       7325
Costco Wholesale Corp.         COM              22160K105      834    18002 SH       Sole                     4047             13955
Devon Energy                   COM              25179M103     4845   108416 SH       Sole                    11100             97316
Dow Chemical                   COM              260543103      937   111100 SH       Sole                    14500             96600
DuPont                         COM              263534109     2592   116062 SH       Sole                    11100            104962
Duke Energy Corp.              COM              26441C105     1697   118515 SH       Sole                     3316            115199
EOG Resources, Inc.            COM              26875P101      728    13300 SH       Sole                     4200              9100
Exxon Mobil                    COM              30231G102     1166    17117 SH       Sole                     3000             14117
General Electric               COM              369604103     2564   253573 SH       Sole                    47342            206231
General Mills                  COM              370334104      947    18987 SH       Sole                     2506             16481
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     3517   113200 SH       Sole                    12400            100800
Halliburton Co.                COM              406216101      438    28300 SH       Sole                                      28300
Helmerich & Payne Inc.         COM              423452101     4228   185700 SH       Sole                    31700            154000
Hewlett-Packard                COM              428236103      207     6452 SH       Sole                                       6452
Home Depot Inc.                COM              437076102      399    16950 SH       Sole                     4950             12000
Honeywell Int'l                COM              438516106     3439   123443 SH       Sole                    20518            102925
Hugoton Royalty TR             COM              444717102      454    47500 SH       Sole                     1100             46400
Int'l Bus Machines             COM              459200101      689     7110 SH       Sole                     1600              5510
Intel                          COM              458140100      960    63845 SH       Sole                     9645             54200
International Paper            COM              460146103     1159   164588 SH       Sole                    21700            142888
Ishares MSCI Japan Index FD    COM              464286848       79    10000 SH       Sole                                      10000
JP Morgan Chase & Co.          COM              46625H100      208     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     5807   110408 SH       Sole                    20400             90008
Kimberly-Clark                 COM              494368103     3874    84025 SH       Sole                    11400             72625
Lilly, Eli                     COM              532457108      287     8600 SH       Sole                                       8600
MDU Resources Group            COM              552690109     3402   210775 SH       Sole                    23800            186975
Medtronic Inc.                 COM              585055106      483    16401 SH       Sole                     2000             14401
Merck & Co.                    COM              589331107      326    12200 SH       Sole                     3000              9200
Microsoft                      COM              594918104     2921   158990 SH       Sole                    27300            131690
National Fuel Gas              COM              636180101      511    16650 SH       Sole                     5800             10850
Nestle S A ADR                 COM              641069406     2737    80862 SH       Sole                    19925             60937
Newmont Mining Corp.           COM              651639106     3478    77700 SH       Sole                    14100             63600
Novartis AG ADR                COM              66987V109     3705    97940 SH       Sole                    13700             84240
Paccar Inc.                    COM              693718108      328    12748 SH       Sole                     5400              7348
Paychex Inc                    COM              704326107     1013    39461 SH       Sole                     5337             34124
Pfizer Inc.                    COM              717081103     3489   256202 SH       Sole                    37800            218402
Philips Elec ADR               COM              500472303      920    61850 SH       Sole                     3700             58150
Plum Creek Timber              COM              729251108      448    15400 SH       Sole                     2400             13000
Procter & Gamble               COM              742718109     5160   109575 SH       Sole                    15082             94493
Questar Corp.                  COM              748356102      712    24200 SH       Sole                     9500             14700
Schlumberger, Ltd.             COM              806857108     3287    80931 SH       Sole                    12800             68131
Stryker                        COM              863667101      298     8750 SH       Sole                     1800              6950
Sysco                          COM              871829107      283    12433 SH       Sole                                      12433
The Travelers Companies, Inc.  COM              89417E109     3538    87067 SH       Sole                    11872             75195
Unilever PLC ADR               COM              904767704     4589   242420 SH       Sole                    28100            214320
United Technologies            COM              913017109      838    19493 SH       Sole                     1442             18051
Walgreen Co.                   COM              931422109     1598    61560 SH       Sole                     7050             54510
Wyeth                          COM              983024100      403     9370 SH       Sole                                       9370
Affiliated Managers Grp        COM              008252108      225     5400 SH       Sole                                       5400
Exxon Mobil                    COM              30231G102      272     4000 SH       Sole                                       4000
Int'l Bus Machines             COM              459200101      610     6293 SH       Sole                     6293